FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses:
Loss related to non-hedging derivative instruments	$ (1,949)	$ (1,565)	$ (331)
Amortization of marketable securities premiums and accretion of discounts, net	(1,120)	(1,348)	(1,513)
Exchange rate differences	(506)	(205)	0
Loss from financial investments	(1,147)	0	0
Other	(296)	(327)	(358)
Financial expenses, Total	(5,018)	(3,445)	(2,202)
Financial income:
Gain related to non-hedging derivative instruments	16	24	0
Exchange rate differences	0	0	1,325
Gain from financial investments	0	333	937
Interest income, net	2,907	3,036	2,804
Financial income, Total	2,923	3,393	5,066
Financial income (expenses), net	$ (2,095)	$ (52)	$ 2,864